SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

In January 2025, the Group executed a financing facility of US$17.0 million with a commercial bank. During the period from January 1, 2025 to April 21, 2025, the Group had withdrawn the full amount. The facility is unsecured, bears interest at a rate of 10.22% per annum, and is due on September 5, 2025.
During the period from January 1, 2025 to April 21, 2025, the Group granted a total of approximately 0.9 million share awards to the designated recipients under the 2023 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at exercise prices ranging from US$0.01 to US$21.67 per share. The share awards vest up to five years, and the recipient shall continue to provide services to the Group by each vesting date. The share awards expire on the tenth anniversary from the date of grant.

In February 2025, the Group entered into a purchase and sale agreement with Alberta Limited to purchase 100% ownership of a series of assets related to a 101MW natural gas-fired power development project for a total consideration of approximately US$21.7 million. As of April 21, 2025, the transaction is still in the process of being finalized.

In February 2025, the Group repurchase 790,000 Class A ordinary shares under 2024 Share Repurchase Program for consideration of US$9.1 million.

In February 2025, the board of directors of the Group approved a share purchase program (the “2025 Share Repurchase Program”) under which the Group may repurchase up to US$20.0 million worth of the Group’s Class A ordinary shares, effective from February 28, 2025 through February 28, 2026. By the end of April 21, 2025, the Group repurchase 1,056,500 Class A ordinary shares under 2025 Share Repurchase Program for consideration of US$12.0 million.

In February 2025, holders of the August 2024 convertible senior notes converted aggregate principal amount of US$2,000 for issuance of 247 Class A ordinary shares.

In April 2025, the Group entered into a loan agreement with Matrixport Group for a financing facility of up to US$200.0 million. Loans drawn under the facility bear a variable interest rate equal to 9.0% plus a market-based reference rate. Each drawdown is repayable in fixed monthly installments over a 24-month term and is secured by a pledge of SEALMINER, maintained based on a loan-to-value ratio. As of April 21, 2025, the Group drew down US$43.0 million under the facility.

During the period from January 1, 2025 to April 21, 2025, the Group newly issued 6,076,388 Class A ordinary shares with net proceeds of US$118.8 million.

There were no other material subsequent events during the period from December 31, 2024 to the approval date of this consolidated financial statements on April 21, 2025.